Long-term debt and other financial liabilities - Other financial liabilities, net (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other financial liabilities	$ 146,920
Less: Deferred finance costs, net	(8,019)	$ (8,495)
Add: Deferred finance costs, current portion	2,727	2,739
Financial Liabilities Net [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other financial liabilities	146,920	151,584
Less: Deferred finance costs, net	(1,492)	(1,649)
Total other financial liabilities	145,428	149,935
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	300	312
Other financial liabilities, net of current portion and deferred finance costs	$ 136,400	$ 140,919